Other Financial Liabilities - Schedule of Balances of Other Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	$ 689,768	$ 753,857	[1]	$ 968,618	[1]
Other non-current financial liabilities	4,349,515	3,580,077	[1]	2,601,240	[1]
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	670,916	743,746		869,208
Other non-current financial liabilities	4,333,042	3,564,024		2,600,816
Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	17,582	5,275		97,929
Other non-current financial liabilities	7,802	16,053		424
Non-hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other current financial liabilities	1,270	$ 4,836		$ 1,481
Other non-current financial liabilities	$ 8,671

[1]	As Restated